REGULATORY FEES (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$) MW	Dec. 31, 2020 BRL (R$)
REGULATORY FEES
Current	R$ 542,913	R$ 586,845
Non-current	649,341	744,442
Total	R$ 1,192,254	1,331,287
Value of investments made by concessionaires and permit-holders percentage	2.50%
Value of investments made by concessionaires and permit-holders limited to annual revenue percentage	3.00%
Total installed power capacity (in MW) | MW	9,208.5
Concessionaires pay percentage	6.75%
Economic value added by the concessionaire Percentage	1.00%
Research & Development - R&D
REGULATORY FEES
Current	R$ 235,492	371,364
Non-current	649,303	744,395
RGR quota
REGULATORY FEES
Current	196,584	67,810
Non-current	38	47
Compensation for the Use of Water Resources
REGULATORY FEES
Current	80,617	101,565
CDE contribution
REGULATORY FEES
Current	13,809	19,256
PROINFA contribution
REGULATORY FEES
Current	7,438	15,998
Electricity Service Inspection Fee
REGULATORY FEES
Current	R$ 8,973	R$ 10,852